Note 9 - Retirement Plans (Details) - Reconciliation of the Changes in the Plan's Benefit Obligations and Fair Value of Assets (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits
Obligation					$ 3,959,927	$ 4,625,576	$ 3,820,407
Service cost	46,427	65,258	139,280	195,775
Interest cost	45,708	62,909	137,126	188,726
Actuarial (gain)loss					1,454,052	(1,562,121)	69,046
Fair value of plan assets, beginning of year			4,568,734	4,132,920	4,132,920	4,885,250
Obligation					3,959,927	4,625,576	3,820,407
Fair Value of Plan Assets, end of year					4,568,734	4,132,920	4,885,250
Funded Status:
Net Amount Recognized					424,845	777,434	772,812
Reconciliation of Benefit Obligation [Member]
Pension Benefits
Obligation					4,625,576	3,820,407	3,111,154
Service cost					261,033	182,848	155,831
Interest cost					251,634	180,173	172,147
Actuarial (gain)loss					(1,080,104)	1,475,649	225,968
Benefit Payments					(98,212)	(1,033,501)	(120,567)
Amendments							275,874
Asset (Liability) [Member]
Funded Status:
Funded Status					608,807	(492,656)	1,064,843
Unrecognized (Gain) Loss [Member]
Funded Status:
Funded Status					(183,962)	1,270,090	(292,031)
Estimate of Fair Value Measurement [Member]
Pension Benefits
Fair value of plan assets, beginning of year				4,132,920	4,132,920	4,885,250	4,131,332
Actual return on plan assets					534,026	281,171	874,485
Benefit Payments					(98,212)	1,033,501	(120,567)
Fair Value of Plan Assets, end of year						$ 4,132,920	$ 4,885,250